As filed with the Securities and Exchange Commission on February 19, 2020
Securities Act File (No. 333-153445)
Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 128	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 130	☒
(Check appropriate box or boxes)

AQR Funds
(Exact Name of Registrant Specified in Charter)
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (203) 742-3600
H.J. Willcox, Esq.
Principal & Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
(Name and Address of Agent for Service)
With copies to:
David W. Blass, Esq.
Simpson Thacher & Bartlett LLP
900 G Street, N.W.
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
[ ]	on (date), pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date), pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 19th day of February, 2020.
AQR Funds
By	/s/ William Cashel
William Cashel President
Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
	Signature	Title	Date
	/s/ William Cashel	William Cashel
	(William Cashel)	President and Trustee (Principal Executive Officer)	February 19, 2020
	/s/ Heather Bonner	Heather Bonner
	(Heather Bonner)	Chief Financial Officer (Principal Financial Officer)	February 19, 2020
	*	David Kabiller
	(David Kabiller)	Trustee
	*	William L. Atwell
	(William L. Atwell)	Trustee
	*	Gregg D. Behrens
	(Gregg D. Behrens)	Trustee
	*	Brian Posner
	(Brian Posner)	Trustee
	*	L. Joe Moravy
	(L. Joe Moravy)	Trustee
	*	Mark A. Zurack
	(Mark A. Zurack)	Trustee
*By:	/s/ Nicole DonVito		February 19, 2020
Nicole DonVito Attorney-in-fact for each Trustee
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Exhibit Index
Item Number	Item
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101 LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
2